Material Accounting Policies - Additional Information (Detail) - shares			12 Months Ended
	Dec. 05, 2023	Dec. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 27, 2023
Disclosure of significant accounting policies [line items]
Flow through shares expended on property exploration period			two years
CUR Shares [Member]
Disclosure of significant accounting policies [line items]
Number of shares issued					0.5
Isoenergy Ltd [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	34.00%	48.70%	33.90%	50.10%